UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-9082

M Fund, Inc.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon			97209
(Address of principal executive offices)			(Zip code)

JoNell Hermanson, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

with a Copy to: Frederick R. Bellamy, Esquire Eversheds Sutherland 700 Sixth Street, N.W. Washington, D.C. 20001-3980

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2017

Item 1. Reports to Stockholders.

The semi annual report for the period January 1, 2017 through June 30, 2017 is filed herewith.

M FUND, INC.

M International Equity Fund

M Large Cap Growth Fund

M Capital Appreciation Fund

M Large Cap Value Fund

Semi-Annual Report
June 30, 2017
(Unaudited)

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Shares		Value (Note 1)
	COMMON STOCKS—96.9%
	Austria—0.6%
31,153	Erste Group Bank AG*	$1,192,866
	Belgium—2.0%
38,996	Anheuser-Busch InBev SA/NV	4,307,393
	Brazil—0.3%
47,900	Ambev SA	264,738
47,833	Ambev SA, ADR	262,603
		527,341
	Canada—0.3%
46,732	Barrick Gold Corp.	743,506
	China—2.6%
41,094	Alibaba Group Holding, Ltd., SP ADR*	5,790,145
	Colombia—3.7%
68,338	Bancolombia SA, SP ADR	3,044,458
456,995	Cementos Argos SA	1,775,504
114,805	Grupo Argos SA/Colombia	781,318
64,545	Grupo Argos SA/Colombia (Preference)	417,241
75,611	Grupo Aval Acciones y Valores SA ADR	626,059
120,323	Grupo de Inversiones Suramericana SA	1,563,516
		8,208,096
	Denmark—2.0%
104,540	Novo Nordisk A/S	4,476,833
	France—16.9%
137,743	AXA SA	3,767,889
40,112	Cie Generale d'Optique Essilor International SA	5,103,669
35,257	Cie Generale des Etablissements Michelin	4,687,285
696	Hermes International	343,929
37,890	JCDecaux SA	1,242,888
20,212	L'Oreal SA	4,210,727
34,765	Pernod-Ricard SA	4,655,626
49,311	Schneider Electric SA*	3,788,683
1,007	Unibail-Rodamco SE, REIT	253,779
16,353	Unibail-Rodamco SE, REIT— (Netherlands)	4,121,207
Shares		Value (Note 1)
	France (Continued)
226,320	Vivendi SA	$5,037,996
		37,213,678
	Germany—9.6%
19,786	Allianz SE, Registered	3,895,994
40,796	Bayer AG	5,274,570
10,101	Deutsche Boerse AG	1,066,236
34,160	Fresenius SE & Co. KGaA	2,928,528
21,829	Linde AG	4,133,723
36,256	SAP AG	3,786,924
		21,085,975
	Israel—1.3%
86,202	Teva Pharmaceutical Industries, Ltd., SP ADR	2,863,630
	Japan—10.0%
47,000	Dentsu, Inc.	2,243,966
24,200	FANUC Corp.	4,659,267
48,900	Hoya Corp.	2,535,974
73,505	Japan Tobacco, Inc.	2,579,455
78,700	Olympus Corp.	2,868,815
8,900	SMC Corp.	2,702,245
107,100	Tokio Marine Holdings, Inc.	4,428,736
		22,018,458
	Jersey—2.3%
91,967	Shire Plc	5,076,378
	Macau—0.1%
56,800	MGM China Holdings, Ltd.	126,296
	Mexico—1.3%
16,700	Becle SAB de CV*	28,479
682,100	Fibra Uno Administracion SA de CV, REIT	1,290,630
58,643	Grupo Televisa SAB, ADR	1,429,130
		2,748,239
	Netherlands—4.1%
27,854	ASML Holding NV	3,629,913
54,646	Heineken NV	5,313,296
		8,943,209
	Norway—0.4%
56,715	Statoil ASA	940,183

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2017

Shares		Value (Note 1)
	Spain—1.8%
472,128	Banco Bilbao Vizcaya Argentaria SA	$3,917,585
	Sweden—3.7%
140,722	Atlas Copco AB	5,395,231
57,427	Investor AB	2,767,501
		8,162,732
	Switzerland—10.3%
47,743	Cie Financiere Richemont SA, Registered	3,933,358
43,334	Holcim, Ltd., Registered*	2,481,006
51,609	Nestle SA, Registered	4,491,366
64,950	Novartis AG, Registered	5,405,162
10,491	Roche Holding AG	2,671,710
215,916	UBS Group AG*	3,656,769
		22,639,371
	United Kingdom—12.3%
35,681	British Land Co. Plc (The), REIT	281,392
291,587	ConvaTec Group Plc#,*	1,212,249
131,283	Diageo Plc	3,878,897
64,731	Great Portland Estates Plc, REIT	503,324
154,530	Indivior Plc	629,364
Shares		Value (Note 1)
	United Kingdom (Continued)
82,177	Land Securities Group Plc, REIT	$1,084,228
3,055	Liberty Global Plc LiLAC, Class A†,*	66,507
3,614	Liberty Global Plc LiLAC, Class C*	77,376
31,118	Liberty Global Plc, Class A*	999,510
27,966	Liberty Global Plc, Series C*	871,980
2,980,058	Lloyds Banking Group Plc	2,567,530
43,606	Reckitt Benckiser Group Plc	4,420,893
29,167,013	Rolls-Royce Holdings Plc—entitl*	37,989
406,234	Rolls-Royce Holdings Plc*	4,714,275
463,390	Standard Chartered Plc*	4,690,729
47,641	Weir Group Plc (The)	1,074,086
		27,110,329
	United States—11.3%
187,473	Las Vegas Sands Corp.	11,977,650
87,028	Schlumberger, Ltd.	5,729,924
53,401	Wynn Resorts, Ltd.	7,162,142
		24,869,716
	TOTAL COMMON STOCKS (Cost $179,967,490)	212,961,959
		Expiration Date
	WARRANT—0.0%
	Malaysia—0.0%
214,915	Genting Bhd (GENTING BHD GENTING BHD CW)* (Cost $101,263)	12/18/2018	81,607
	PREFERRED STOCK—0.1%
	Colombia—0.1%
22,077	Grupo de Inversiones Suramericana SA, 1.80%, (Cost $293,539)		279,776

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2017

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—6.2%
$5,568,947	State Street Bank and Trust Co. (Euro Time Deposit)	0.090%	07/03/2017	$5,568,947
Shares
7,942,262	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	1.031%		7,942,262
	TOTAL SHORT-TERM INVESTMENTS (Cost $13,511,209)			13,511,209
	TOTAL INVESTMENTS AT MARKET VALUE—103.2% (Cost $193,873,501)			226,834,551
	Liabilities in Excess of Other Assets—(3.2)%			(7,107,568)
	NET ASSETS—100.0%			$219,726,983

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

Entitl—Entitled

REIT—Real Estate Investment Trust

SP ADR—Sponsored American Depositary Receipt

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1)

#  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2017

At June 30, 2017, industry diversification of the M International Equity Fund's investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Pharmaceuticals	9.7%
Hotels, Restaurants & Leisure	8.8%
Beverages	8.5%
Banks	7.0%
Machinery	6.3%
Insurance	5.5%
Media	5.5%
Health Care Equipment and Supplies	5.3%
Equity Real Estate Investment Trusts (REITs)	3.4%
Energy Equipment and Services	2.6%
Internet Software and Services	2.6%
Construction Materials	2.5%
Diversified Financial Services	2.4%
Biotechnology	2.3%
Aerospace & Defense	2.2%
Capital Markets	2.2%
Auto Components	2.1%
Food Products	2.0%
Household Products	2.0%
Textiles, Apparel and Luxury Goods	2.0%
Chemicals	1.9%
Personal Products	1.9%
Electrical Equipment	1.7%
Semiconductors and Semiconductor Equipment	1.7%
Software	1.7%
Health Care Providers and Services	1.3%
Tobacco	1.2%
Oil, Gas and Consumable Fuels	0.4%
Metals and Mining	0.3%
Short-Term Investments	6.2%
Total	103.2%

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Shares		Value (Note 1)
	COMMON STOCKS—99.3%
	Aerospace & Defense—2.3%
40,400	Rockwell Collins, Inc.	$4,245,232
	Beverages—3.7%
137,534	Monster Beverage Corp.*	6,832,689
	Biotechnology—10.8%
42,150	Alexion Pharmaceuticals, Inc.*	5,128,390
21,670	Regeneron Pharmaceuticals, Inc.*	10,643,004
24,100	Shire Plc, ADR	3,983,007
		19,754,401
	Capital Markets—4.0%
169,200	Charles Schwab Corp. (The)	7,268,832
	Health Care Equipment and Supplies—1.6%
61,500	Abbott Laboratories	2,989,515
	Hotels, Restaurants & Leisure—8.0%
62,050	Norwegian Cruise Line Holdings, Ltd.*	3,368,695
79,600	Royal Caribbean Cruises, Ltd.	8,694,708
18,900	Wynn Resorts, Ltd.	2,534,868
		14,598,271
	Household Durables—3.2%
108,241	Newell Rubbermaid, Inc.	5,803,883
	Internet and Catalog Retail—6.4%
57,000	Ctrip.com International, Ltd., ADR*	3,070,020
4,610	Priceline.com, Inc.*	8,623,097
		11,693,117
	Internet Software and Services—27.5%
90,400	Alibaba Group Holding, Ltd., SP ADR*	12,737,360
10,800	Alphabet, Inc., Class A*	10,040,544
2,225	Alphabet, Inc., Class C*	2,021,924
82,500	Facebook, Inc., Class A*	12,455,850
361,100	Tencent Holdings, Ltd., ADR	12,985,156
		50,240,834
Shares		Value (Note 1)
	IT Services—7.3%
81,200	PayPal Holdings, Inc.*	$4,358,004
96,000	Visa, Inc., Class A	9,002,880
		13,360,884
	Media—2.7%
909,800	Sirius XM Holdings, Inc.†	4,976,606
	Pharmaceuticals—6.8%
12,300	Allergan Plc	2,990,007
150,100	Zoetis, Inc.	9,363,238
		12,353,245
	Road and Rail—2.3%
39,800	Kansas City Southern	4,165,070
	Software—12.7%
68,200	Adobe Systems, Inc.*	9,646,208
70,300	Electronic Arts, Inc.*	7,432,116
89,000	Microsoft Corp.	6,134,770
		23,213,094
	TOTAL COMMON STOCKS (Cost $130,867,523)	181,495,673

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2017

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—3.0%
$1,218,437	State Street Bank and Trust Co. (Euro Time Deposit)	0.090%	07/03/2017	$1,218,437
Shares
4,253,315	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	1.031%		4,253,315
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,471,752)			5,471,752
	TOTAL INVESTMENTS AT MARKET VALUE—102.3% (Cost $136,339,275)			186,967,425
	Liabilities in Excess of Other Assets—(2.3)%			(4,268,042)
	NET ASSETS—100.0%			$182,699,383

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1)

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2017

At June 30, 2017, industry sector diversification of the M Large Cap Growth Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	47.5%
Consumer Discretionary	20.3%
Health Care	19.2%
Industrials	4.6%
Financials	4.0%
Consumer Staples	3.7%
Short-Term Investments	3.0%
Total	102.3%

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Shares		Value (Note 1)
	COMMON STOCKS—97.6%
	Aerospace & Defense—0.3%
8,649	Astronics Corp.*	$263,535
8,929	Cubic Corp.	413,413
		676,948
	Airlines—7.4%
26,956	American Airlines Group, Inc.	1,356,426
405	Azul SA, ADR*	8,538
175,265	Controladora Vuela Cia de Aviacion SAB de CV, ADR†,*	2,550,106
12,396	Hawaiian Holdings, Inc.*	581,992
72,376	JetBlue Airways Corp.*	1,652,344
119,941	United Continental Holdings, Inc.*	9,025,560
		15,174,966
	Auto Components—0.7%
31,204	Dana Holding Corp.	696,785
42,528	Modine Manufacturing Co.*	703,839
		1,400,624
	Banks—3.0%
47,799	First BanCorp/Puerto Rico*	276,756
43,630	PacWest Bancorp	2,037,521
42,335	Popular, Inc.	1,765,793
6,643	Signature Bank/New York NY*	953,470
19,237	Webster Financial Corp.	1,004,556
		6,038,096
	Biotechnology—0.9%
1,536	Alkermes Plc*	89,042
69,859	Celldex Therapeutics, Inc.†,*	172,552
53,760	Myriad Genetics, Inc.†,*	1,389,158
32,756	Sangamo BioSciences, Inc.*	288,253
		1,939,005
	Building Products—1.7%
16,894	Armstrong World Industries, Inc.*	777,124
38,361	Caesarstone Sdot-Yam, Ltd.*	1,344,553
19,319	Trex Co., Inc.*	1,307,124
		3,428,801
	Capital Markets—2.6%
42,986	Artisan Partners Asset Management, Inc.	1,319,670
28,596	E*TRADE Financial Corp.*	1,087,506
34,215	Greenhill & Co., Inc.†	687,721
Shares		Value (Note 1)
	Capital Markets (Continued)
14,995	LPL Financial Holdings, Inc.	$636,688
20,018	Raymond James Financial, Inc.	1,605,844
		5,337,429
	Chemicals—4.4%
14,752	Albemarle Corp.	1,556,926
31,892	FMC Corp.	2,329,711
10,415	Innophos Holdings, Inc.	456,594
73,940	Kraton Performance Polymers, Inc.*	2,546,493
37,103	Platform Specialty Products Corp.*	470,466
101,886	Tronox, Ltd., Class A	1,540,516
		8,900,706
	Commercial Services & Supplies—0.9%
56,451	Aqua Metals, Inc.†,*	708,460
41,477	Interface, Inc.	815,023
9,698	KAR Auction Services, Inc.	407,025
		1,930,508
	Communications Equipment—0.4%
81,595	Infinera Corp.†,*	870,619
	Construction and Engineering—3.8%
21,600	Granite Construction, Inc.	1,041,984
28,678	KBR, Inc.†	436,479
94,365	MasTec, Inc.*	4,260,580
70,584	Tutor Perini Corp.*	2,029,290
		7,768,333
	Construction Materials—1.5%
19,212	Eagle Materials, Inc.	1,775,573
5,999	Martin Marietta Materials, Inc.	1,335,257
		3,110,830
	Consumer Finance—1.1%
58,046	Green Dot Corp., Class A*	2,236,512
	Containers and Packaging—2.5%
69,578	Berry Plastics Group, Inc.*	3,966,642
84,942	Graphic Packaging Holding Co.	1,170,501
		5,137,143

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2017

Shares		Value (Note 1)
	Diversified Consumer Services—0.7%
143,554	Career Education Corp.*	$1,378,118
	Diversified Financial Services—0.8%
59,040	Leucadia National Corp.	1,544,486
	Diversified Telecommunication Services—1.4%
73,259	Cogent Communications Group, Inc.	2,937,686
	Electrical Equipment—1.2%
18,247	Encore Wire Corp.	779,147
27,249	Generac Holdings, Inc.*	984,506
66,174	LSI Industries, Inc.	598,875
		2,362,528
	Electronic Equipment, Instruments & Components—8.0%
35,832	Belden, Inc.	2,702,808
85,024	Control4 Corp.*	1,667,321
125,624	Flextronics International, Ltd.*	2,048,927
33,437	Itron, Inc.*	2,265,357
73,823	Jabil Circuit, Inc.	2,154,893
23,694	Rogers Corp.*	2,573,642
27,312	Universal Display Corp.	2,983,836
		16,396,784
	Energy Equipment and Services—0.4%
8,967	Dril-Quip, Inc.*	437,590
17,795	TechnipFMC Plc*	484,024
		921,614
	Food Products—0.3%
24,432	Amplify Snack Brands, Inc.†,*	235,525
26,183	Darling Ingredients, Inc.*	412,120
		647,645
	Health Care Equipment and Supplies—7.9%
54,400	Cardiovascular Systems, Inc.*	1,753,312
11,934	ConforMIS, Inc.*	51,197
16,799	Cooper Cos., Inc. (The)	4,022,017
24,071	Dexcom, Inc.†,*	1,760,794
19,417	Edwards Lifesciences Corp.*	2,295,866
Shares		Value (Note 1)
	Health Care Equipment and Supplies (Continued)
57,346	Entellus Medical, Inc.†,*	$949,650
74,088	Insulet Corp.*	3,801,455
15,405	STERIS Plc	1,255,507
332,384	Tandem Diabetes Care, Inc.†,*	265,907
		16,155,705
	Health Care Providers and Services—1.7%
36,863	Acadia Healthcare Co., Inc.†,*	1,820,295
112,607	Diplomat Pharmacy, Inc.*	1,666,584
		3,486,879
	Hotels, Restaurants & Leisure—0.4%
34,138	Planet Fitness, Inc., Class A	796,781
	Household Durables—0.5%
14,118	Universal Electronics, Inc.*	943,788
	Insurance—1.6%
8,113	Everest Re Group, Ltd.	2,065,489
17,897	W. R. Berkley Corp.	1,237,935
		3,303,424
	Internet Software and Services—3.0%
37,610	2u, Inc.†,*	1,764,661
15,213	Akamai Technologies, Inc.*	757,760
24,114	Benefitfocus, Inc.†,*	876,544
168,732	Brightcove, Inc.*	1,046,138
104,182	Gogo, Inc.†,*	1,201,219
20,498	Web.com Group, Inc.*	518,599
		6,164,921
	IT Services—1.1%
10,503	Euronet Worldwide, Inc.*	917,647
13,768	Global Payments, Inc.	1,243,526
		2,161,173
	Leisure Equipment and Products—0.6%
56,766	Vista Outdoor, Inc.*	1,277,803
	Life Sciences Tools and Services—1.6%
8,523	Illumina, Inc.*	1,478,911

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2017

Shares		Value (Note 1)
	Life Sciences Tools and Services (Continued)
99,687	Pacific Biosciences of California, Inc.*	$354,886
40,105	QIAGEN NV*	1,344,720
		3,178,517
	Machinery—1.1%
88,749	Meritor, Inc.*	1,474,121
5,646	WABCO Holdings, Inc.*	719,921
		2,194,042
	Marine—0.5%
15,801	Kirby Corp.*	1,056,297
	Media—1.9%
349,554	Global Eagle Entertainment, Inc.†,*	1,244,412
51,109	Imax Corp.*	1,124,398
26,599	Lions Gate Entertainment Corp., Class A	750,624
26,599	Lions Gate Entertainment Corp., Class B†,*	699,022
		3,818,456
	Metals and Mining—5.7%
32,715	Agnico-Eagle Mines, Ltd.	1,476,101
195,290	Allegheny Technologies, Inc.†	3,321,883
5,541	Carpenter Technology Corp.	207,400
177,763	Coeur Mining, Inc.*	1,525,207
43,256	Dominion Diamond Corp.	543,295
272,726	Ferroglobe Plc	3,259,076
265,265	Ferroglobe Plc Beneficial Interest Unit	—
14,913	Steel Dynamics, Inc.	534,034
43,040	Warrior Met Coal, Inc.†	737,275
		11,604,271
	Oil, Gas and Consumable Fuels—1.7%
87,842	Carrizo Oil & Gas, Inc.*	1,530,207
5,523	Euronav NV	43,632
72,059	GasLog, Ltd.	1,098,900
45,905	SM Energy Co.	758,810
		3,431,549
Shares		Value (Note 1)
	Paper and Forest Products—1.8%
37,111	Boise Cascade Co.*	$1,128,174
13,894	Clearwater Paper Corp.*	649,545
75,888	Louisiana-Pacific Corp.*	1,829,660
		3,607,379
	Road and Rail—0.6%
43,029	Swift Transportation Co.†,*	1,140,268
	Semiconductors and Semiconductor Equipment—12.2%
8,166	Cavium, Inc.*	507,354
43,165	Cree, Inc.*	1,064,017
107,231	Cypress Semiconductor Corp.†	1,463,703
57,461	Integrated Device Technology, Inc.*	1,481,919
18,884	MACOM Technology Solutions Holdings, Inc.*	1,053,161
31,958	Maxim Integrated Products, Inc.	1,434,914
31,375	Monolithic Power Systems, Inc.	3,024,550
76,946	ON Semiconductor Corp.*	1,080,322
51,829	Qorvo, Inc.*	3,281,812
448,470	QuickLogic Corp.†,*	654,766
19,177	Semtech Corp.*	685,578
9,343	Silicon Laboratories, Inc.*	638,594
31,160	Skyworks Solutions, Inc.	2,989,802
5,236	Synaptics, Inc.*	270,753
104,209	Veeco Instruments, Inc.*	2,902,221
76,631	Xperi Corp.	2,283,604
		24,817,070
	Software—5.5%
26,835	Barracuda Networks, Inc.*	618,815
1,722	CDK Global, Inc.	106,867
17,961	Electronic Arts, Inc.*	1,898,837
17,294	Ellie Mae, Inc.*	1,900,784
5,113	Mobileye NV*	321,096
87,901	Nuance Communications, Inc.*	1,530,356
24,170	Silver Spring Networks, Inc.*	272,638
245,398	TiVo Corp.	4,576,673
		11,226,066
	Specialty Retail—0.8%
50,211	MarineMax, Inc.*	981,625
66,275	Tailored Brands, Inc.†	739,629
		1,721,254

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2017

Shares		Value (Note 1)
	Trading Companies and Distributors—3.0%
29,495	Beacon Roofing Supply, Inc.*	$1,445,255
71,243	BMC Stock Holdings, Inc.*	1,556,659
21,482	DXP Enterprises, Inc.*	741,129
47,966	MRC Global, Inc.*	792,398
10,078	Watsco, Inc.	1,554,028
		6,089,469
Shares		Value (Note 1)
	Transportation Infrastructure—0.4%
10,538	Macquarie Infrastructure Corp.	$826,179
	TOTAL COMMON STOCKS (Cost $121,853,665)	199,140,672
Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—12.6%
$5,285,869	State Street Bank and Trust Co. (Euro Time Deposit)	0.090%	07/03/2017	5,285,869
Shares
20,410,411	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	1.031%		20,410,411
	TOTAL SHORT-TERM INVESTMENTS (Cost $25,696,280)			25,696,280
	TOTAL INVESTMENTS AT MARKET VALUE—110.2% (Cost $147,549,945)			224,836,952
	Liabilities in Excess of Other Assets—(10.2)%			(20,864,322)
	NET ASSETS—100.0%			$203,972,630

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1)

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2017

At June 30, 2017, industry sector diversification of the M Capital Appreciation Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	30.2%
Industrials	20.9%
Materials	15.9%
Health Care	12.1%
Financials	9.1%
Consumer Discretionary	5.6%
Energy	2.1%
Telecommunication Services	1.4%
Consumer Staples	0.3%
Short-Term Investments	12.6%
Total	110.2%

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Shares		Value (Note 1)
	COMMON STOCKS—98.5%
	Aerospace & Defense—0.6%
9,712	Spirit AeroSystems Holdings, Inc., Class A	$562,713
	Airlines—3.3%
2,236	American Airlines Group, Inc.	112,516
23,888	Delta Air Lines, Inc.	1,283,741
9,755	Hawaiian Holdings, Inc.*	457,997
5,394	Spirit Airlines, Inc.*	278,600
12,347	United Continental Holdings, Inc.*	929,112
		3,061,966
	Auto Components—2.3%
18,545	Dana Holding Corp.	414,110
7,159	Lear Corp.	1,017,151
9,448	Tenneco, Inc.	546,378
1,171	Visteon Corp.*	119,512
		2,097,151
	Automobiles—1.0%
26,928	General Motors Co.	940,595
	Banks—10.3%
126,225	Bank of America Corp.	3,062,218
16,359	Citigroup, Inc.	1,094,090
32,319	Citizens Financial Group, Inc.	1,153,142
27,394	JPMorgan Chase & Co.	2,503,812
11,333	Popular, Inc.	472,699
20,687	SunTrust Banks, Inc.	1,173,367
2,121	Synovus Financial Corp.	93,833
		9,553,161
	Beverages—1.4%
11,543	PepsiCo, Inc.	1,333,101
	Biotechnology—1.6%
234	Biogen Idec, Inc.*	63,498
8,033	Gilead Sciences, Inc.	568,576
4,504	United Therapeutics Corp.*	584,304
1,872	Vertex Pharmaceuticals, Inc.*	241,244
		1,457,622
	Building Products—1.8%
20,031	Masco Corp.	765,385
14,146	Owens Corning	946,650
		1,712,035
Shares		Value (Note 1)
	Capital Markets—1.4%
3,561	Evercore Partners, Inc., Class A	$251,050
6,823	Lazard, Ltd., Class A	316,110
5,115	S&P Global, Inc.	746,739
		1,313,899
	Chemicals—2.4%
7,830	Cabot Corp.	418,357
7,805	Chemours Co. (The)	295,966
11,952	LyondellBasell Industries NV, Class A	1,008,629
8,066	Trinseo SA	554,134
		2,277,086
	Construction and Engineering—1.1%
29,647	Quanta Services, Inc.*	975,979
	Consumer Finance—1.1%
20,413	Ally Financial, Inc.	426,632
1,137	Discover Financial Services	70,710
29,079	Navient Corp.	484,165
		981,507
	Containers and Packaging—0.9%
14,365	WestRock Co.	813,921
	Diversified Consumer Services—0.1%
1,233	Grand Canyon Education, Inc.*	96,679
	Diversified Financial Services—1.2%
3,650	Leucadia National Corp.	95,484
26,593	Voya Financial, Inc.	981,016
		1,076,500
	Diversified Telecommunication Services—2.3%
15,452	AT&T, Inc.	583,004
34,161	Verizon Communications, Inc.	1,525,630
		2,108,634
	Electric Utilities—3.6%
12,334	American Electric Power Co., Inc.	856,843
9,454	Edison International	739,208
15,620	Entergy Corp.	1,199,148
15,320	Exelon Corp.	552,592
		3,347,791

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2017

Shares		Value (Note 1)
	Electronic Equipment, Instruments & Components—0.4%
12,760	Jabil Circuit, Inc.	$372,464
	Energy Equipment and Services—0.5%
4,453	Dril-Quip, Inc.*	217,307
12,142	Oceaneering International, Inc.	277,323
		494,630
	Equity Real Estate Investment Trusts (REITs)—3.9%
14,898	Gaming and Leisure Properties, Inc., REIT	561,208
22,447	Hospitality Properties Trust, REIT	654,330
32,773	Host Hotels & Resorts, Inc., REIT	598,763
9,584	Hudson Pacific Properties, Inc., REIT	327,677
18,682	LaSalle Hotel Properties, REIT	556,724
13,296	Mack-Cali Realty Corp., REIT	360,853
22,097	RLJ Lodging Trust, REIT	439,067
2,179	Ryman Hospitality Properties, Inc., REIT	139,478
		3,638,100
	Food and Staples Retailing—2.1%
25,682	Wal-Mart Stores, Inc.	1,943,614
	Food Products—3.1%
7,788	Bunge, Ltd.	580,985
10,444	Conagra Brands, Inc.	373,478
21,920	Dean Foods Co.	372,640
4,644	Ingredion, Inc.	553,611
4,546	Sanderson Farms, Inc.	525,745
7,286	Tyson Foods, Inc., Class A	456,322
		2,862,781
	Gas Utilities—0.1%
1,396	Southwest Gas Holdings, Inc.	101,992
	Health Care Equipment and Supplies—1.4%
21,391	Baxter International, Inc.	1,295,011
Shares		Value (Note 1)
	Health Care Providers and Services—1.8%
6,168	Centene Corp.*	$492,700
1,886	McKesson Corp.	310,322
7,913	Quest Diagnostics, Inc.	879,609
		1,682,631
	Household Durables—0.2%
7,496	Taylor Morrison Home Corp.*	179,979
	Independent Power and Renewable Electricity Producers—0.9%
77,700	AES Corp./VA	863,247
	Insurance—10.4%
17,805	AFLAC, Inc.	1,383,092
15,459	Allstate Corp. (The)	1,367,194
14,203	Assured Guaranty, Ltd.	592,833
4,959	Axis Capital Holdings, Ltd.	320,649
9,507	CNO Financial Group, Inc.	198,506
2,545	Everest Re Group, Ltd.	647,932
12,379	Lincoln National Corp.	836,573
13,799	Prudential Financial, Inc.	1,492,224
7,924	Reinsurance Group of America, Inc.	1,017,362
6,745	Travelers Cos., Inc. (The)	853,445
19,629	Unum Group	915,300
		9,625,110
	Internet Software and Services—1.7%
15,759	eBay, Inc.*	550,304
10,718	VeriSign, Inc.*	996,346
		1,546,650
	Leisure Equipment and Products—0.5%
7,675	Brunswick Corp/DE	481,453
	Life Sciences Tools and Services—0.3%
9,696	Bruker Corp.	279,633
	Machinery—0.9%
5,392	Cummins, Inc.	874,690

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2017

Shares		Value (Note 1)
	Media—1.9%
3,411	AMC Networks, Inc., Class A*	$182,182
806	John Wiley & Sons, Inc., Class A	42,516
14,487	Walt Disney Co. (The)	1,539,244
		1,763,942
	Multi-Utilities—0.7%
16,199	Public Service Enterprise Group, Inc.	696,719
	Multiline Retail—0.1%
1,406	Big Lots, Inc.†	67,910
	Oil, Gas and Consumable Fuels—9.1%
7,064	Anadarko Petroleum Corp.	320,282
9,176	Chevron Corp.	957,332
5,058	ConocoPhillips	222,350
27,176	Devon Energy Corp.	868,817
36,629	Exxon Mobil Corp.	2,957,059
21,194	Marathon Petroleum Corp.	1,109,082
24,212	Southwestern Energy Co.*	147,209
7,041	Tesoro Corp.	659,037
14,743	Valero Energy Corp.	994,563
5,849	World Fuel Services Corp.	224,894
		8,460,625
	Paper and Forest Products—0.3%
9,728	Louisiana-Pacific Corp.*	234,542
	Personal Products—0.5%
6,727	Nu Skin Enterprises, Inc., Class A	422,725
	Pharmaceuticals—9.8%
2,469	Eli Lilly & Co.	203,199
26,461	Johnson & Johnson	3,500,526
34,929	Merck & Co., Inc.	2,238,599
79,210	Pfizer, Inc.	2,660,664
8,729	Zoetis, Inc.	544,515
		9,147,503
	Professional Services—1.1%
9,196	ManpowerGroup, Inc.	1,026,733
Shares		Value (Note 1)
	Real Estate Management and Development—0.5%
13,253	CBRE Group, Inc., Class A*	$482,409
	Semiconductors and Semiconductor Equipment—3.6%
1,235	Advanced Energy Industries, Inc.*	79,892
21,674	Amkor Technology, Inc.*	211,755
27,687	Applied Materials, Inc.	1,143,750
27,308	Intel Corp.	921,372
3,637	Lam Research Corp.	514,381
14,558	ON Semiconductor Corp.*	204,394
9,243	Teradyne, Inc.	277,567
		3,353,111
	Software—2.8%
11,076	Aspen Technology, Inc.*	612,060
1,015	Cadence Design Systems, Inc.*	33,992
3,095	Citrix Systems, Inc.*	246,300
3,861	Intuit, Inc.	512,780
16,339	Microsoft Corp.	1,126,247
1,558	Synopsys, Inc.*	113,625
		2,645,004
	Specialty Retail—0.8%
6,232	Aaron's, Inc.	242,425
6,672	Bed Bath & Beyond, Inc.	202,829
49,497	Office Depot, Inc.	279,163
		724,417
	Technology Hardware, Storage & Peripherals—0.4%
22,717	HP, Inc.	397,093
	Textiles, Apparel and Luxury Goods—0.1%
2,044	Michael Kors Holdings, Ltd.*	74,095
	Thrifts and Mortgage Finance—0.3%
25,042	MGIC Investment Corp.*	280,470
	Tobacco—1.0%
8,282	Philip Morris International, Inc.	972,721

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2017

Shares		Value (Note 1)
	Trading Companies and Distributors—0.6%
5,505	AerCap Holdings NV*	$255,597
2,506	United Rentals, Inc.*	282,451
		538,048
Shares		Value (Note 1)
	Wireless Telecommunication Services—0.3%
10,044	Telephone & Data Systems, Inc.	$278,721
	TOTAL COMMON STOCKS (Cost $81,716,992)	91,519,113
Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—1.8%
$1,626,287	State Street Bank and Trust Co. (Euro Time Deposit)	0.090%	07/03/2017	1,626,287
Shares
58,555	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	1.031%		58,555
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,684,842)			1,684,842
	TOTAL INVESTMENTS AT MARKET VALUE—100.3% (Cost $83,401,834)			93,203,955
	Liabilities in Excess of Other Assets—(0.3)%			(238,391)
	NET ASSETS—100.0%			$92,965,564

Notes to the Schedule of Investments:

REIT—Real Estate Investment Trust

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1)

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2017

At June 30, 2017, industry sector diversification of the M Large Cap Value Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	24.7%
Health Care	14.9%
Energy	9.6%
Industrials	9.4%
Information Technology	8.9%
Consumer Staples	8.1%
Consumer Discretionary	7.0%
Utilities	5.3%
Real Estate	4.4%
Materials	3.6%
Telecommunication Services	2.6%
Short-Term Investments	1.8%
Total	100.3%

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2017

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Assets:
Investments, at value (Note 1)*/**—see accompanying Schedule of Investments	$226,834,551	$186,967,425	$224,836,952	$93,203,955
Cash denominated in foreign currencies***	38,550	—	—	—
Receivable from:
Dividends and interest	880,444	93,986	76,137	79,286
Securities sold	115,240	—	381,234	1,403,146
Capital stock subscriptions	32,000	20,170	6,883	17,944
Prepaid expenses	14,378	11,613	14,282	6,584
Total assets	227,915,163	187,093,194	225,315,488	94,710,915
Liabilities:
Payable for:
Payable upon return of securities loaned (Note 1)	7,942,262	4,253,315	20,410,411	58,555
Investment Adviser, net (Note 2)	128,038	88,992	151,364	33,183
Capital stock redemptions	74,441	19,388	5,263	26
M Financial Group-compliance expense (Note 2)	3,869	3,262	3,808	1,934
Securities purchased	344	—	729,962	1,629,267
Accrued expenses and other liabilities	39,226	28,854	42,050	22,386
Total liabilities	8,188,180	4,393,811	21,342,858	1,745,351
Net assets	$219,726,983	$182,699,383	$203,972,630	$92,965,564
Net assets consist of:
Paid-in capital	$319,541,504	$128,066,700	$116,493,034	$80,155,344
Undistributed (distributions in excess of) net investment income	1,322,816	(156,173)	(283,061)	758,778
Accumulated net realized gain (loss) on investments	(134,097,163)	4,160,706	10,475,650	2,249,321
Net unrealized appreciation on investments and foreign currency	32,959,826	50,628,150	77,287,007	9,802,121
Net assets	$219,726,983	$182,699,383	$203,972,630	$92,965,564
Shares outstanding#	17,025,453	7,487,535	6,489,159	6,993,236
Net asset value, offering price and redemption price per share	$12.91	$24.40	$31.43	$13.29
* Cost of investments	$193,873,501	$136,339,275	$147,549,945	$83,401,834
** Includes securities on loan with market values of	$7,517,112	$4,230,115	$19,879,557	$57,719
*** Cost of cash denominated in foreign currencies	$38,684	$—	$—	$—

  #  The number of authorized shares with a par value of $0.001 per share, for each of the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund is 100,000,000.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended June 30, 2017

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Investment income:
Interest	$1,546	$276	$1,887	$393
Securities lending income	15,555	23,374	37,048	565
Dividends*	3,304,759	444,563	756,624	1,019,540
Total investment income	3,321,860	468,213	795,559	1,020,498
Expenses:
Investment advisory fee (Note 2)	724,679	507,319	907,808	203,469
Custody, fund accounting, transfer agent and administration fees	119,090	60,268	104,546	54,722
Directors' fees and expenses	21,323	17,862	21,960	10,016
Professional fees	15,528	13,503	13,821	12,386
Compliance expenses (Note 2)	8,113	6,939	8,582	3,971
Printing and shareholder reporting	7,347	6,628	7,080	5,264
Other	14,209	11,867	14,823	7,044
Total expenses	910,289	624,386	1,078,620	296,872
Less: Expenses waived by the Adviser (Note 2)	—	—	—	(6,782)
Net expenses	910,289	624,386	1,078,620	290,090
Net investment income (loss)	2,411,571	(156,173)	(283,061)	730,408
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	508,514	4,316,293	10,623,521	4,007,251
Foreign currency transactions	(18,040)	—	—	(73)
Net realized gain	490,474	4,316,293	10,623,521	4,007,178
Net change in unrealized appreciation (depreciation) on:
Investments	28,040,262	30,156,734	7,357,672	(1,896,961)
Foreign currency and net other assets	56,577	—	—	68
Net change in unrealized appreciation (depreciation)	28,096,839	30,156,734	7,357,672	(1,896,893)
Net realized and unrealized gain	28,587,313	34,473,027	17,981,193	2,110,285
Net increase in net assets resulting from operations	$30,998,884	$34,316,854	$17,698,132	$2,840,693
* Net of foreign taxes withheld of:	$366,544	$—	$4,495	$567

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$2,411,571	$3,082,084	$(156,173)	$(426,251)
Net realized gain (loss) on investments and foreign currency transactions	490,474	(2,655,763)	4,316,293	7,094,050
Net change in unrealized appreciation (depreciation) on investments and foreign currency	28,096,839	(814,561)	30,156,734	(10,874,480)
Net increase (decrease) in net assets resulting from operations	30,998,884	(388,240)	34,316,854	(4,206,681)
Distributions to shareholders:
From net investment income	(144,648)	(2,304,828)	—	—
From net realized capital gains	—	—	(175,507)	(9,103,954)
Total distributions to shareholders	(144,648)	(2,304,828)	(175,507)	(9,103,954)
Fund share transactions (Note 4):
Proceeds from shares sold	13,548,136	28,164,537	7,084,839	15,056,569
Net asset value of shares issued on reinvestment of distributions	144,648	2,304,828	175,507	9,103,954
Cost of shares repurchased	(18,729,365)	(61,882,072)	(16,468,136)	(33,708,030)
Net decrease in net assets resulting from Fund share transactions	(5,036,581)	(31,412,707)	(9,207,790)	(9,547,507)
Total change in net assets	25,817,655	(34,105,775)	24,933,557	(22,858,142)
Net assets:
Beginning of period	193,909,328	228,015,103	157,765,826	180,623,968
End of period*	$219,726,983	$193,909,328	$182,699,383	$157,765,826
* Including undistributed (distributions in excess of) net investment income of:	$1,322,816	$(944,107)	$(156,173)	$—

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	M Capital Appreciation Fund		M Large Cap Value Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(283,061)	$(632,464)	$730,408	$1,679,940
Net realized gain (loss) on investments and foreign currency transactions	10,623,521	11,357,341	4,007,178	(1,623,480)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	7,357,672	23,969,664	(1,896,893)	8,243,752
Net increase (decrease) in net assets resulting from operations	17,698,132	34,694,541	2,840,693	8,300,212
Distributions to shareholders:
From net investment income	—	—	—	(1,632,623)
From net realized capital gains	(3,477,890)	(7,531,257)	—	—
Total distributions to shareholders	(3,477,890)	(7,531,257)	—	(1,632,623)
Fund share transactions (Note 4):
Proceeds from shares sold	9,489,055	15,135,884	6,140,602	13,595,817
Net asset value of shares issued on reinvestment of distributions	3,477,890	7,531,257	—	1,632,623
Cost of shares repurchased	(20,431,108)	(34,911,468)	(7,204,816)	(25,877,433)
Net decrease in net assets resulting from Fund share transactions	(7,464,163)	(12,244,327)	(1,064,214)	(10,648,993)
Total change in net assets	6,756,079	14,918,957	1,776,479	(3,981,404)
Net assets:
Beginning of period	197,216,551	182,297,594	91,189,085	95,170,489
End of period*	$203,972,630	$197,216,551	$92,965,564	$91,189,085
* Including undistributed (distributions in excess of) net investment income of:	$(283,061)	$—	$758,778	$28,370

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M International Equity Fund
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$11.12		$11.26	$11.93	$13.15	$11.57	$9.78
Income from investment operations:
Net investment income‡	0.14		0.17	0.19	0.24	0.20	0.19
Net realized and unrealized gain (loss) on investments	1.66		(0.18)	(0.66)	(1.16)	1.68	1.83
Total from investment operations	1.80		(0.01)	(0.47)	(0.92)	1.88	2.02
Less distributions to shareholders:
From net investment income	(0.01)		(0.13)	(0.20)	(0.30)	(0.30)	(0.23)
Total distributions	(0.01)		(0.13)	(0.20)	(0.30)	(0.30)	(0.23)
Net asset value, end of period	$12.91		$11.12	$11.26	$11.93	$13.15	$11.57
Total Return+	16.17	%*	(0.05)%	(3.94)%	(7.06)%	16.32%	20.68%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$219,727		$193,909	$228,015	$217,525	$301,740	$243,001
Net expenses to average daily net assets	0.88	%**	0.94%	0.95%	0.93%	0.94%	0.95%
Net investment income to average daily net assets	2.33	%**	1.51%	1.51%	1.83%	1.65%	1.75%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	N/A		0.97%	0.96%	N/A	N/A	0.97%
Net investment income	N/A		1.48%	1.50%	N/A	N/A	1.73%
Portfolio turnover rate	5%		20%	27%	15%	14%	15%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Large Cap Growth Fund
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$19.97		$21.66	$23.95	$24.74	$19.20	$16.10
Income from investment operations:
Net investment income (loss)‡	(0.02)		(0.05)	(0.05)	0.02	0.05	0.08
Net realized and unrealized gain (loss) on investments	4.47		(0.45)	1.96	2.45	6.86	3.03
Total from investment operations	4.45		(0.50)	1.91	2.47	6.91	3.11
Less distributions to shareholders:
From net investment income	—		—	(0.01)	(0.01)	(0.12)	(0.01)
From net realized capital gains	(0.02)		(1.19)	(4.19)	(3.25)	(1.25)	—
Total distributions	(0.02)		(1.19)	(4.20)	(3.26)	(1.37)	(0.01)
Net asset value, end of period	$24.40		$19.97	$21.66	$23.95	$24.74	$19.20
Total Return+	22.30	%*	(2.32)%	7.70%	10.21%	36.15%	19.31%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$182,699		$157,766	$180,624	$177,904	$183,264	$142,273
Net expenses to average daily net assets	0.73	%**	0.78%	0.76%	0.75%	0.77%	0.80%
Net investment income (loss) to average daily net assets	(0.18	)%**	(0.26)%	(0.20)%	0.07%	0.25%	0.42%
Portfolio turnover rate	26%		36%	69%	46%	74%	67%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Capital Appreciation Fund
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$29.28		$25.15	$30.22	$29.71	$23.38	$21.33
Income from investment operations:
Net investment income (loss)‡	(0.04)		(0.09)	(0.10)	(0.11)	(0.06)	0.02
Net realized and unrealized gain (loss) on investments	2.73		5.38	(1.77)	3.81	9.13	3.67
Total from investment operations	2.69		5.29	(1.87)	3.70	9.07	3.69
Less distributions to shareholders:
From net investment income	—		—	—	—	—	(0.08)
From net realized capital gains	(0.54)		(1.16)	(3.20)	(3.19)	(2.74)	(1.56)
Total distributions	(0.54)		(1.16)	(3.20)	(3.19)	(2.74)	(1.64)
Net asset value, end of period	$31.43		$29.28	$25.15	$30.22	$29.71	$23.38
Total Return+	9.19	%*	21.06%	(6.58)%	12.42%	39.20%	17.43%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$203,973		$197,217	$182,298	$180,980	$187,107	$141,923
Net expenses to average daily net assets	1.07	%**	1.08%	1.07%	1.07%	1.07%	1.10%
Net investment income (loss) to average daily net assets	(0.28	)%**	(0.35)%	(0.34)%	(0.34)%	(0.23)%	0.10%
Portfolio turnover rate	10%		19%	23%	17%	18%	21%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Large Cap Value Fund
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012
Net asset value, beginning of period	$12.89		$11.96	$13.36	$13.77	$11.44		$9.84
Income from investment operations:
Net investment income‡	0.11		0.22	0.18	0.15	0.20		0.16
Net realized and unrealized gain (loss) on investments	0.29		0.94	(0.24)	1.20	3.68		1.53
Total from investment operations	0.40		1.16	(0.06)	1.35	3.88		1.69
Less distributions to shareholders:
From net investment income	—		(0.23)	(0.17)	(0.17)	(0.37)		(0.09)
From return of capital	—		—	(0.01)	—	—		—
From net realized capital gains	—		—	(1.16)	(1.59)	(1.18)		—
Total distributions	—		(0.23)	(1.34)	(1.76)	(1.55)		(0.09)
Net asset value, end of period	$13.29		$12.89	$11.96	$13.36	$13.77		$11.44
Total Return+	3.10	%*	9.73%#	(0.66)%	9.68%	34.22%		17.29%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$92,966		$91,189	$95,170	$83,035	$93,033		$68,227
Net expenses to average daily net assets	0.66	%**	0.68%	0.69%	0.68%	0.61%		0.64%
Net investment income to average daily net assets	1.62	%**	1.85%	1.32%	1.05%	1.52%		1.47%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	0.66%		0.68%	N/A	N/A	0.78%		0.93%
Net investment income	1.60%		1.85%	N/A	N/A	1.35%		1.18%
Portfolio turnover rate	42%		54%	66%	80%	154	%R	41%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

#  Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder processing.

R  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

M Fund, Inc. (the "Corporation") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of June 30, 2017, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a "Fund" or collectively the "Funds"), each of which is a separate mutual fund.

The Corporation offers shares of the Funds to certain insurance company separate accounts, which serve as the underlying funding vehicles for certain variable annuity and variable life insurance policies. These annuities and insurance policies are offered primarily by members of M Financial Holdings Incorporated ("M Financial Group") and are issued by certain life insurance companies.

M International Equity Fund seeks long-term capital appreciation with a strategy of normally investing at least 80% of its total assets in equity securities of issuers located in at least three countries other than the United States, with a focus on stocks with capitalizations of $1 billion or more. M Large Cap Growth Fund seeks long-term capital appreciation with a strategy of normally investing at least 80% of its total assets in large-cap equity securities, including common stocks, preferred stocks and American Depositary Receipts, with capitalizations of $10 billion or more. M Capital Appreciation Fund seeks maximum capital appreciation with a strategy of investing in common stocks of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with capitalization of those companies found in the Russell 2500 Index. M Large Cap Value Fund seeks long-term capital appreciation with a strategy of normally investing at least 80% of its total assets in equity securities of issuers with capitalizations of $5 billion or more.

1.  Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 1%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund's NAV. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less).

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—quoted prices in active markets for identical investments;

•  Level 2—quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3—significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

As of June 30, 2017, all of the Funds had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

The Funds did not have significant transfers in and out of Level 1 and Level 2 of the fair value heirarchy during the period ended June 30, 2017.

Securities Transactions, Investment Income and Expenses

Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Investment income is recorded net of foreign taxes withheld where the recovery of such taxes is uncertain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Most expenses of the Corporation can be directly attributed to a Fund. Expenses that cannot be directly attributed are apportioned among Funds by the Corporation based on average net assets of each Fund.

Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund and timing differences, including the deferral of wash sales and the deferral of net realized capital losses recognized subsequent to October. Permanent differences relating to shareholder distributions will result in differing characterizations of distributions made by each Fund and reclassifications to paid-in capital.

Securities Lending

The Funds participate in a securities lending program, under the terms of a Securities Lending Agency Agreement, whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets. The Funds receive cash (U.S. currency) as collateral against the loaned securities. Such collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102%/105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102%/105%.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

The collateral received is recorded on a lending Fund's statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities, and cash collateral deposited by the borrower with State Street Bank and Trust Company, the securities lending agent, is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the option of the lending agent, to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund's securities lending income, 70% of which is paid to the Fund, 30% of which is paid to the custodian as securities lending agent.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2017.

	Gross	Gross Amounts Offset in the	Net Amounts of Assets Presented in the	Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Amounts of Recognized Assets	Statement Assets and Liabilities	Statement Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
M International Equity Fund	$7,942,262	$—	$7,942,262	$—	$7,942,262	$—
M Large Cap Growth Fund	$4,253,315	$—	$4,253,315	$—	$4,253,315	$—
M Capital Appreciation Fund	$20,410,411	$—	$20,410,411	$—	$20,410,411	$—
M Large Cap Value Fund	$58,555	$—	$58,555	$—	$58,555	$—

Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

The Funds did not have any unrecognized tax benefits as of June 30, 2017, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the six-month period ended June 30, 2017, the Funds did not incur any such interest or penalties. The Funds' tax returns are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2014 through December 2016. No examination of any of the Funds' tax filings is currently in progress.

2.  Advisory Fee and Other Transactions with Affiliates

The Corporation has entered into an investment advisory agreement (the "Advisory Agreement") with M Financial Investment Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of M Financial Group. The Advisory Agreement provides that the Funds will pay the Adviser a fee at an annual rate of the value of each Fund's average daily net assets as follows:

Fund	Total Advisory Fees
M International Equity Fund	0.70% on the first $1 billion
0.65% on amounts above $1 billion
M Large Cap Growth Fund	0.65% of the first $50 million
0.60% of the next $50 million
0.55% on amounts above $100 million
M Capital Appreciation Fund	0.90%
M Large Cap Value Fund*	0.45% of the first $250 million
0.35% of the next $250 million
0.30% of the next $250 million
0.275% on the amounts thereafter

*  On October 1, 2016, the Sub-Adviser for the Fund waived 5% of its sub-advisory fee. Consequently, the Adviser waived a portion of the fee payable by the Fund. For the six months ended June 30, 2017, the fee payable to the Adviser for the Fund was 0.435% on the first $250 million, 0.34% on the next $250 million, 0.2925% on the next $250 million and 0.2688% thereafter on the Fund's average daily net assets. For the six months ended June 30, 2017, the Adviser waived $6,782 for the M Large Cap Value Fund.

Prior to May 1, 2017 and for the period May 1, 2017 to April 30, 2018, the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of a Fund's annualized average daily net assets. For the six months ended June 30, 2017, there were no such reimbursements.

The Adviser has engaged Northern Cross, LLC, DSM Capital Partners LLC, Frontier Capital Management Company, LLC and AJO, LP to act as sub-advisers to provide day-to-day portfolio management for the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund, respectively.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

As compensation for their services, each sub-adviser receives a fee based on the average daily net assets of the applicable Fund at the following annual rates:

Fund	Total Sub-Advisory Fees
M International Equity Fund	0.55% on the first $1 billion
0.50% on the amounts above $1 billion
M Large Cap Growth Fund	0.50% on the first $50 million
0.45% on the next $50 million
0.40% on the amounts above $100 million
M Capital Appreciation Fund	0.75%
M Large Cap Value Fund*	0.30% on the first $250 million
0.20% on the next $250 million
0.15% on the next $250 million
0.125% on the amounts thereafter

*  On October 1, 2016, the Sub-Adviser waived 5% of its sub-advisory fee. For the six months ended June 30, 2017, the fee payable to the Sub-Adviser for the Fund was 0.285% on the first $250 million, 0.19% on the next $250 million, 0.1425% on the next $250 million and 0.1188% thereafter on the Fund's average daily net assets. For the six months ended June 30, 2017, the Sub-Adviser waived $6,782 for the M Large Cap Value Fund.

The sub-advisory fees are paid by the Adviser out of the investment advisory fees disclosed above.

M Holdings Securities, Inc. acts as distributor (the "Distributor") for each of the Funds. The Distributor is a wholly-owned subsidiary of M Financial Group. No fees are due the Distributor for its services.

The Corporation pays no compensation to its officers, other than the Chief Compliance Officer ("CCO"). The Corporation pays each Director $1,500 per meeting attended. The Corporation pays each non-interested Director an annual retainer of $20,000. Each member of the Audit Committee receives $1,500 per meeting of the Audit Committee that he attends. The Chairman of the Board and Audit Committee Chair receive an additional $10,000 annually. CCO compensation is paid to M Financial Group pursuant to an employee leasing agreement between the Corporation and M Financial Group and is included under compliance expenses on the Funds' Statements of Operations.

3.  Purchases and Sales of Securities

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2017, were as follows:

	Non-U.S. Government Securities
	Purchases	Sales
M International Equity Fund	$13,541,275	$10,511,864
M Large Cap Growth Fund	44,909,876	55,043,987
M Capital Appreciation Fund	19,559,987	26,640,730
M Large Cap Value Fund	37,875,198	38,951,373

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.  Common Stock

Changes in the capital shares outstanding were as follows:

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
Shares sold	1,100,956	2,521,832	314,585	728,919
Shares repurchased	(1,529,299)	(5,544,590)	(735,254)	(1,617,360)
Distributions reinvested	11,084	208,017	7,143	451,205
Net decrease	(417,259)	(2,814,741)	(413,526)	(437,236)
Fund Shares:
Beginning of period	17,442,712	20,257,453	7,901,061	8,338,297
End of period	17,025,453	17,442,712	7,487,535	7,901,061
	M Capital Appreciation Fund		M Large Cap Value Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
Shares sold	305,581	556,464	469,666	1,155,259
Shares repurchased	(662,543)	(1,328,173)	(550,124)	(2,165,923)
Distributions reinvested	109,851	258,551	—	126,266
Net decrease	(247,111)	(513,158)	(80,458)	(884,398)
Fund Shares:
Beginning of period	6,736,270	7,249,428	7,073,694	7,958,092
End of period	6,489,159	6,736,270	6,993,236	7,073,694

5.  Financial Instruments

Foreign Investments and Foreign Currency

Each of the Funds may invest in securities of companies that are organized under the laws of a foreign country and (i) are unlisted or listed primarily on a non-U.S. exchange; or (ii) are listed on a U.S. exchange or over-the-counter as a sponsored or unsponsored American Depositary Receipt ("foreign issuers"). M International Equity Fund may also invest in non-U.S. dollar denominated securities and securities of foreign issuers represented by European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs"). The value of all assets and liabilities expressed in foreign currencies are translated into U.S. dollars at the exchange rates captured as of twelve noon Eastern Time each business day other than market holidays or early closures. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Net realized foreign currency

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Financial Instruments (Continued)

gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions. M International Equity Fund does not isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in market prices of securities held at year end.

Investments in non-U.S. dollar denominated securities or in the securities of foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange, and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures for such securities may be different in foreign countries and, in certain markets, on certain occasions such procedures have been unable to keep pace with the volume of securities transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Funds, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment and resource self-sufficiency.

Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Funds may be exposed to currency exposure independent of their securities positions, the value of the assets of the Funds invested in foreign issuers as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. To the extent that a Fund's assets consist of investments denominated in a particular currency, the Fund is at risk of adverse developments affecting the value of such currency.

Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.  Beneficial Interest

Shares of the Funds are owned by insurance companies through their separate accounts that are used primarily to fund variable annuity contracts and variable life insurance contracts and by M Financial Holdings Incorporated through direct ownership of seed money and general investment shares. As of June 30, 2017, John Hancock Variable Life Insurance Co., Pacific Life Insurance Co., Pruco Life Insurance Co. of Arizona, Security Life of Denver (an indirect, wholly owned subsidiary of Voya Financial, Inc.), Lincoln National Life Insurance Co., New York Life Insurance Co., Nationwide Financial Services, Inc., Delaware Life Insurance Co. and TIAA-CREF Life Insurance Co. and M Financial Holdings Incorporated owned all shares of the Funds. John Hancock Variable Life Insurance Co. and Pacific Life Insurance Co. may each be deemed a control person of each Fund because their separate accounts hold more than 25% of the shares of each Fund.

As of June 30, 2017 the ownership of each Fund was as follows:

	Percentage of Ownership
	M Financial Holdings, Inc.	John Hancock Variable Life Insurance Co.		Pacific Life Insurance Co.	Pruco Life Insurance Co. Of Arizona	Voya-Security Life of Denver
M International Equity Fund	0.9%	44.5%		38.2%	5.0%	5.7%
M Large Cap Growth Fund	1.3%	50.0%		33.8%	7.0%	1.7%
M Capital Appreciation Fund	1.2%	44.7%		41.2%	2.4%	4.8%
M Large Cap Value Fund	2.4%	49.9%		29.9%	6.1%	2.5%
	Percentage of Ownership
	Lincoln National Life Insurance Co.	New York Life Insurance Co.		Nationwide Financial Services, Inc.	Delaware Life Insurance Co.	TIAA-CREF Life Insurance Co.
M International Equity Fund	1.8%	0.0	%(1)	0.7%	1.0%	2.3%
M Large Cap Growth Fund	2.3%	—%		1.3%	2.0%	2.1%
M Capital Appreciation Fund	1.7%	—%		1.4%	0.8%	1.5%
M Large Cap Value Fund	2.8%	—%		2.4%	1.2%	2.9%

(1)  Amount rounds to less than 0.05%.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7.  Tax Information

As of June 30, 2017, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
M International Equity Fund	$195,775,381	$37,058,493	$(5,999,323)	$31,059,170
M Large Cap Growth Fund	136,612,670	53,545,432	(3,190,677)	50,354,755
M Capital Appreciation Fund	147,825,517	83,783,288	(6,771,853)	77,011,435
M Large Cap Value Fund	83,520,786	11,313,933	(1,630,764)	9,683,169

8.  Disclosure of Certain Commitments and Contingencies

In the normal course of business, the Corporation may enter into contracts and agreements that contain a variety of representations and warranties that provide general indemnifications. The maximum exposure to the Corporation under these arrangements is unknown, as it involves future claims that may be made against the Corporation that have not yet occurred. However, based on experience, the Corporation believes that the current risk of loss is remote.

9.  Recent Accounting Pronouncement

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

10.  Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of the Funds' financial statements and have determined there is no material impact to the Funds' financial statements.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS

The Board of Directors (the "Board") of M Fund, Inc. ("Corporation") meets on a quarterly basis to review the ongoing operations of the Corporation and the Funds (as defined below), and at each meeting, considers matters bearing on (1) the Investment Advisory Agreement (the "Advisory Agreement") between the Corporation and M Financial Investment Advisers, Inc. (the "Adviser"), and (2) the Investment Sub-Advisory Agreements (each, a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") between the Adviser, on behalf of the M International Equity Fund, M Capital Appreciation Fund, M Large Cap Growth Fund and M Large Cap Value Fund (each, a "Fund" and collectively, the "Funds"), and Northern Cross ("Northern Cross"), Frontier Capital Management Company, LLC ("Frontier"), DSM Capital LLC ("DSM") and AJO, LP ("AJO"), respectively (each, a "Sub-Adviser" and collectively, the "Sub-Advisers"). The independent directors meet with the entire Board and hold separate executive sessions to the extent that the independent directors believe that such sessions are necessary.

At each quarterly meeting, the Board specifically reviews the investment performance of each Fund (reflecting the advisory services provided by the applicable Sub-Adviser), in both absolute terms and relative to each Fund's relevant benchmark index. The Board considers this performance in light of general economic conditions. Finally, the Board receives quarterly performance reports and Sub-Adviser evaluations from Strategic Capital Investment Advisors, Inc. ("Strategic Capital"), as summarized below.

In addition to investment performance, the quarterly reviews specifically address and consider other matters that bear upon and are part of the annual evaluation and approval, such as compliance (including code of ethics violations) matters.

These quarterly on-going reviews and monitoring form an important basis for the annual review and approval discussed below.

The Board utilizes the services of Strategic Capital to help choose and evaluate each of the Corporation's Sub-Advisers. Strategic Capital is an independent, third-party vendor that provides consulting services to institutional investors. The Adviser engages Strategic Capital primarily to evaluate existing Sub-Adviser performance and assist in searches for new sub-advisers, when necessary.

Strategic Capital provides the Board with Fund performance information quarterly. Strategic Capital also provides the Board with Sub-Adviser evaluations based upon on-going qualitative assessments and quantitative analysis. This evaluation provides the Board with an in-depth understanding of each Sub-Adviser's investment philosophy, process, capabilities and resources.

ANNUAL REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on March 17, 2017, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement and the Sub-Advisory Agreements. At this meeting, the Board evaluated, among other things, written information provided by the Adviser and each Sub-Adviser, as well as answers to questions posed by the Board to representatives of the Adviser (including answers provided at other Board meetings).

The Adviser and Sub-Advisers furnished information concerning a variety of aspects of the operation of the Funds including, (1) the capability of the Adviser and each Sub-Adviser to provide advisory services (including number and experience of personnel, administrative systems, and financial strength); (2) the nature, extent, and quality of services to be provided by the Adviser and each Sub-Adviser; (3) the Adviser's and each Sub-Adviser's regulatory compliance history; (4) the investment performance of each Fund, the Adviser and each Sub-Adviser; (5) advisory

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

fees, considering the services provided; the costs and expenses of the Adviser or each Sub-Adviser; fees throughout the industry; the level of profit realized by the Adviser or each Sub-Adviser under the Advisory Agreements; and any collateral or "fall-out" benefits to the Adviser, each Sub-Adviser, or a Fund; (6) the extent to which economies of scale would be realized as the Corporation and the Funds grow and whether shareholders benefit from these economies of scale; and (7) each Sub-Adviser's choice of brokers and dealers for portfolio transactions and the cost for such transactions.

Below is a discussion of the information considered by the Board, as well as the Board's conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements presented to the Board for its approval at its March 17, 2017 Board meeting.

Applicable rules of the U.S. Securities and Exchange Commission ("SEC") and relevant case law instruct mutual fund directors to consider a number of specific factors in approving and re-approving Advisory and Sub-Advisory Agreements. Those rules are designed for the typical situation where the adviser or sub-adviser is the sponsor (or an affiliate of the sponsor) of the fund and therefore the relationship is not an "arms-length" one (that is, since the advisor may have a strong or undue influence over the fund, the two parties are not in equal bargaining positions). Here, however, the Corporation and the Sub-Advisers are independent of each other, and there is no other material business arrangement between them, so that there is truly an "arms-length" bargaining position. In these circumstances, the SEC permits a fund's board to view certain otherwise applicable factors as not relevant or less material with respect to such "non-sponsor advisers" (see SEC Release No. 33-8433, June 23, 2004). Here, in accordance with such SEC guidance, factors that may be irrelevant (or less material than others) include the Sub-Advisers' costs and profits. In addition, there may be few, or fewer and less significant, collateral or "fall-out" benefits for the Sub-Advisers.

The following discussion is not intended to be all-inclusive. The Board was presented with and considered a significant amount of information and a variety of factors in connection with its review of the Advisory Agreement and the Sub-Advisory Agreements. The Board did not find it practicable to, and did not, quantify or otherwise assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements. Nor did the Board identify any particular item of information or factor that was controlling. The approval determinations were made on the basis of each director's business judgment after consideration of all of the factors taken as a whole, although individual directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

1.  THE CAPABILITY OF THE ADVISER AND EACH SUB-ADVISER TO PROVIDE ADVISORY SERVICES AND THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

The Board reviewed in detail the capability of the Adviser and each Sub-Adviser to provide advisory services to the Funds under the terms of the Advisory Agreement and Sub-Advisory Agreements. The Board reviewed the personnel at the Adviser and each Sub-Adviser responsible for providing advisory and sub-advisory services to the Funds.

The Board reviewed in detail the nature and extent of the services provided by the Adviser and Sub-Advisers under the terms of the Advisory Agreement and Sub-Advisory Agreements, and the quality of those services over the past year (and longer). The Board considered the experience of the Adviser and each Sub-Adviser as an investment manager. The Board noted that the Adviser has delegated the day-to-day investment of the Funds to each of the Sub-Advisers and that the Adviser monitors the general business activity of each Sub-Adviser through a variety of

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

quarterly and annual questionnaires and on-site visits and reports significant changes and developments to the Board. The Board concluded that the Adviser has the operational experience, capability, resources and personnel necessary to continue to manage the Funds.

M International Equity Fund

The Board noted that Northern Cross was founded in 2003 and has managed an International Equity Strategy since its inception. Northern Cross has managed the M International Equity Fund since June 2010. Northern Cross had approximately $36.7 billion in assets under management as of December 31, 2016. The M International Equity Fund is managed by three of Northern Cross' founding principals, James LaTorre, Howard Appleby and Jean-Francois Ducrest, each of whom has over 20 years of investment experience. The Board noted that the Adviser has direct access to Northern Cross' principals. The Board concluded that Northern Cross' investment team has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

M Large Cap Growth Fund

The Board noted that DSM was founded in 2001 and has managed the M Large Cap Growth Fund since October 2009. As of December 31, 2016, DSM had approximately $6.1 billion of assets under management. The Fund is managed by one of DSM's founders and principals, Daniel Strickberger, with the support of a team of research analysts/portfolio managers. DSM's second founder and principal, Steve Memishian, serves as DSM's COO. DSM has a complete operations group comprised of traders, compliance and client service professionals, who also handle trade settlement, reconciliation and billing. The Board concluded that DSM has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

M Capital Appreciation Fund

The Board noted that Frontier has been registered as an investment adviser under the Advisers Act since 1981 and has managed the M Capital Appreciation Fund since January 1996. Frontier had $13.6 billion in assets under management as of December 31, 2016. Mike Cavaretta, one of Frontier's principals, has been primarily responsible for the management of the Fund since its inception. Frontier has significant investment operations and support staff, which include a dedicated back office, compliance and marketing professionals, analysts and portfolio managers. The Board concluded that Frontier has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

M Large Cap Value Fund

The Board noted that AJO was founded in 1984 and has managed the M Large Cap Value Fund since May 2013. AJO had approximately $28.3 billion in assets under management as of December 31, 2016. A team of investment professionals, led by Ted Aronson, AJO's founder and managing principal, manages the Fund. AJO also has a dedicated CCO and compliance staff, as well as mid- and back- office professionals. The Board noted that the Adviser has direct access to Mr. Aronson and other principals and professionals at the firm. The Board concluded that AJO has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

2.  REGULATORY COMPLIANCE HISTORY OF ADVISER AND SUB-ADVISERS

The Board considered the regulatory compliance history of the Adviser and each Sub-Adviser, which is reviewed quarterly by the Adviser and any material violations are brought to the attention of the Corporation's Chief Compliance Officer and the Board. Neither the Adviser, nor any of the Sub-Advisers had any material violations of any of their respective policies and procedures or their Codes of Ethics during the year ended December 31, 2016. Based upon information provided to it, the Board concluded that it was satisfied with the adequacy of the Adviser's and Sub-Advisers' compliance programs.

3.  THE INVESTMENT PERFORMANCE OF EACH FUND, THE ADVISER AND EACH SUB-ADVISER

The Board noted that investment performance for each Fund is primarily determined by the investment decisions of each Sub-Adviser. The Board also noted that the Adviser has the responsibility to manage each Sub-Advisory relationship and make decisions about when to recommend a change in Sub-Adviser. The Board noted that management monitors each Fund's performance monthly and the Board reviews performance quarterly. The Board concluded that the Adviser is appropriately managing each Sub-Advisory relationship.

The Board reviewed the investment performance of each Fund for the one-, three-, five- and 10-year periods ended December 31, 2016 and for the period from the inception of each Fund through December 31, 2016.

M International Equity Fund

The Board considered the investment performance of M International Equity Fund since June 2010, when Northern Cross started its management of the Fund. The Fund exceeded its benchmark, the MSCI AC World ex US Index, for the period from inception in 1996 to December 31, 2016. The Fund lagged its benchmark for the one-, three-, five- and 10-year periods ended December 31, 2016. The 10-year and since inception numbers included 14 years of management by the Fund's previous sub-advisers, both of which were replaced by the Board, in part, due to poor investment performance. The Board stated that in evaluating Northern Cross, it places no weight on the Fund's performance attributable to prior sub-advisers. The Board noted that Northern Cross presented to it and to the Adviser last quarter. The Board stated that it would continue to monitor Northern Cross' performance closely each quarter. The Board concluded that performance was adequate and that a change in sub-adviser is not advisable at this time.

M Large Cap Growth Fund

The Board considered the investment performance of M Large Cap Growth Fund while it has been managed by DSM. The Fund exceeded its benchmark, the Russell 1000 Growth Index, for the period beginning with the inception of the Fund in 1996 and ended December 31, 2016. The Fund lagged its benchmark for the one-, three-, five- and 10-year period ended December 31, 2016. Ms. Hartwell noted that the investment performance provided included 14 years of management by the Fund's previous sub-adviser, which was replaced largely due to poor investment performance. The Board stated that it places no weight on the Fund's performance prior to DSM assuming investment management responsibilities. The Board noted the Adviser's heightened oversight of DSM's investment performance and stated that it would also continue to monitor DSM's performance closely each quarter. The Board concluded that performance was adequate and that a change in sub-adviser is not advisable at this time.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

M Capital Appreciation Fund

The Board considered the investment performance of M Capital Appreciation Fund. The Fund exceeded its benchmark, the Russell 2500 Index, for the one-, three-, five- and 10-year periods ended December 31, 2016 and for the period from the inception of the Fund through December 31, 2016. The Board noted that it was satisfied with Frontier's investment performance.

M Large Cap Value Fund

The Board considered the investment performance of the M Large Cap Value Fund, while it has been managed by AJO. The Fund lagged its benchmark, the Russell 1000 Value Index, for the one-, three-, five- and 10-year periods ended December 31, 2016, and for the period since the inception of the Fund. AJO has managed the Fund for the past three and half years, so the five- and 10-year performance and "since inception" performance includes 11 years of management by the Fund's previous sub-adviser. The previous sub-adviser was replaced, in part, due to poor investment performance. The Board considers the Fund's recent performance under AJO's management as relevant and does not consider longer-term performance attributable to the Fund's prior sub-adviser. The Adviser has increased its oversight of AJO's investment performance. The Board stated that it would also monitor AJO's performance more closely each quarter. The Board concluded that performance was adequate and that a change in sub-adviser is not advisable at this time.

4.  ADVISORY FEES PAYABLE TO THE ADVISER AND SUB-ADVISERS

The Board considered the advisory fees payable to the Adviser and Sub-Advisers. The Board noted that each Fund pays a management fee to the Adviser and the Adviser retains 0.15% of the management fee and pays the balance of the management fee to the applicable Sub-Adviser. The Board considered the profitability of the Adviser and noted that no "fall-out" or collateral benefits were reported except the differentiation in the marketplace allowed by the relationship because M Member Firms were able to offer the Funds to their clients while the majority of their competitors were not. The Board concluded that the management fees and the portion of the management fees retained by the Adviser were fair and reasonable.

The Board reviewed a comparison of each Fund's advisory fees to those of other funds with similar strategies. The Board noted that because of the availability of information for comparisons, advisory fees presented are for the year ended December 31, 2015.

M International Equity Fund

The Board noted that the Fund's management fee was 0.70% of its average daily net assets as of December 31, 2015, of which 0.15% was retained by the Adviser and the remainder was paid to Northern Cross. Northern Cross' sub-advisory fee was less than 10 and the same as one of the 30 sub-advisers in its peer group and the sub-advisory fee it charges to the Fund is the same or lower than its other sub-advisory relationships in the same investment strategy at the same asset level. The Board stated that Northern Cross does not engage in soft dollar transactions on behalf of the Fund. The Board noted that Northern Cross' summary balance sheet was included in the materials. The Board noted that neither Northern Cross nor the Adviser were aware of any "fall-out" benefits resulting from the Sub-Advisory relationship. The Board concluded that Northern Cross' fees were fair and reasonable.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

M Large Cap Growth Fund

The Board noted that based upon the Fund's assets, the management fee was 0.59%, of which 0.15% was retained by the Adviser and the remainder was paid to DSM. DSM's sub-advisory fee was less than 24 of the 38 other managers in the peer group and the sub-advisory fee it charges to the Fund is lower than its other sub-advisory relationships with other large cap growth clients with a similar asset level. The Board reviewed DSM's financial statements. The Board noted that no "fall-out" benefits to DSM, the Adviser or the Corporation resulting from the Sub-Advisory relationship were reported; however, DSM does engage in soft-dollar transactions on behalf of the Fund and other accounts. The Board concluded that DSM's fees were fair and reasonable.

M Capital Appreciation Fund

The Board noted that the Fund's management fee was 0.90% of average daily net assets, of which 0.15% was retained by the Adviser and the remainder was paid to Frontier. Frontier's sub-advisory fee was higher than 24 of the 27 funds in its peer group, but still falls within a reasonable range of its peers. Frontier manages approximately 30 separate accounts in the capital appreciation strategy, and all but three pay the same fee that the Fund pays. The Board noted that no "fall-out" benefits to Frontier, the Adviser or the Corporation resulting from the Sub-Advisory relationship were reported, however, Frontier does engage in soft dollar transactions on behalf of the Fund and its other accounts. The Board concluded that Frontier's fees were fair and reasonable.

M Large Cap Value Fund

The Board noted that the Fund's management fee was 0.45% of average daily net assets, of which 0.15% was retained by the Adviser and the remainder was paid to AJO. AJO's sub-advisory fee is less than 28 of the 38 other managers in its peer group. The Board noted that AJO has a most-favored-nation policy: no fixed-fee clients pay more than the lowest fixed fee charged for a similar strategy of similar asset size. The Board noted that no "fall-out" benefits to AJO, the Adviser or the Corporation resulting from the Sub-Advisory relationship were reported, and AJO does not engage in soft dollar transactions on behalf of the Fund. The Board concluded that AJO's fees were fair and reasonable.

5.  THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS EACH FUND GROWS AND WHETHER SHAREHOLDERS BENEFIT FROM THESE ECONOMIES OF SCALE

The Board considered the benefit to investors of economies of scale. The Board noted that the portion of the management fee retained by the Adviser does not decrease at breakpoints, but instead remains fixed at 0.15% of the average daily net assets of each Fund. The Board noted that the sub-advisory fees payable for the M Large Cap Growth Fund and M Large Cap Value Fund to DSM and AJO, respectively, decrease at breakpoints while the sub-advisory fees payable for the M Capital Appreciation Fund and M International Equity Fund to Frontier and Northern Cross, respectively, do not decrease at breakpoints. The Board noted that as assets in each of the Funds increase, fixed operating costs are spread over a larger asset base resulting in a lower per share allocation of such costs. The Board concluded that these economies of scale benefit shareholders.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

6.  THE OPERATING EXPENSES OF THE FUNDS

The Board considered the operating expenses of each Fund. The Board noted that in addition to the advisory fee, each Fund is also responsible for payment of a portion of the Corporation's operating expenses. The Board considered comparative total fund expenses of each Fund compared to its respective peer group.

The Board noted that the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) incurred by the Fund to the extent that such expenses exceed 0.25% of the Fund's average daily net assets. The Board noted approximately $29,000 of reimbursement was made in 2015 and approximately $56,000 was made in 2016. Based on projected year-end assets of $690 million, approximately $71,000 of reimbursement is expected in 2017. The Board concluded that the Corporation's operating expenses were fair and reasonable.

The Board reviewed a comparison of each Fund's operating expenses to those of other funds with similar strategies. The Board noted that because of the availability of information for comparisons, operating fees presented are for the year ended December 31, 2015.

M International Equity Fund

The Board noted that the M International Equity Fund's operating expenses totaled 0.26% of the Fund's average daily net assets. Total Fund operating expenses were 0.95% of average daily net assets, which was lower than 10 of the other 30 funds in Northern Cross' peer group. The Board concluded that the operating expenses of the Fund were fair and reasonable.

M Large Cap Growth Fund

The Board noted that M Large Cap Growth Fund's portion of the Corporation's operating fees totaled 0.17% of the Fund's average daily net assets. Total Fund expenses were 0.76% of daily net assets, which was lower than 24 of the 38 other funds in the peer group. The Board concluded that the operating expenses of the Fund were fair and reasonable.

M Capital Appreciation Fund

The Board noted that the M Capital Appreciation Fund's portion of the Corporation's operating expenses totaled 0.17% of the Fund's average daily net assets. Total Fund expenses were 1.07% of average daily net assets, which was higher than 22 of the 27 funds in the peer group, but still falls within a reasonable range of its peers. The Board concluded that the operating expenses were fair and reasonable.

M Large Cap Value Fund

The Board noted that the M Large Cap Value Fund's portion of the Corporation's operating expenses totaled 0.24% of the Fund's average daily net assets. Total Fund operating expenses were 0.69% of average daily net assets, which was lower than 30 of the other 38 managers in the peer group. The Board concluded that the operating expenses of the Fund were fair and reasonable.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

7.  THE SUB-ADVISERS' PROCESS FOR SELECTION OF BROKERS AND DEALERS FOR PORTFOLIO TRANSACTIONS AND THE COST FOR SUCH TRANSACTIONS.

The Board considered the brokerage transactions on behalf of the Funds. The Board noted that the trading and execution for the Funds is handled at the Sub-Adviser level. The Board noted that the Corporation's Chief Compliance Officer reviews each Sub-Adviser's written policies and procedures for fair trading and best execution at least annually. The Board also noted that it is presented with quarterly reports of each Sub-Adviser's soft-dollar commission information.

The Board considered each Sub-Adviser's process for choosing brokers for each Fund.

M International Equity Fund

The Board noted that Northern Cross selects brokers based on a number of stated criteria. Northern Cross maintains a list of brokers that have been approved according to the criteria and upon evaluation by its six principals. Northern Cross' principals must approve all additions to the approved broker list and review the list at least annually. Northern Cross does not engage in soft dollar transactions on behalf of the Fund. The Board concluded that it was satisfied with Northern Cross' policies and procedures for broker selection and execution.

M Large Cap Growth Fund

The Board noted that DSM's CCO works closely with its head trader and an outside compliance firm to review broker rotation and to ensure that all DSM clients receive similar execution over time. Brokers are evaluated by the head trader based on stated criteria, such as execution, price, responsiveness, reporting, etc. DSM's analysts also rate each approved broker on the quality of industry conferences provided by the broker, as well as their company research. These evaluations result in an average overall score for each broker. The CCO and head trader meet to discuss the evaluations and to prepare a soft-dollar budget for the year based on evaluation results. DSM presents soft dollar information to the Board each quarter. The Board concluded that it was satisfied with DSM's policies and procedures for broker selection and best execution.

M Capital Appreciation Fund

The Board noted that the following three considerations are paramount to every decision Frontier makes regarding the selection of brokers and dealers to execute transactions for clients: (i) best execution; (ii) adherence to fiduciary duty; and (iii) compliance with the law. All decisions as to which broker or dealer will be selected to execute a particular transaction for a client account are made by a member of the trading desk. Frontier presents soft dollar information to the Board each quarter. The Board concluded that it was satisfied with Frontier's policies and procedures for broker selection and best execution.

M Large Cap Value Fund

The Board noted that AJO selects brokers based on a number of stated criteria. AJOs Trade Management Oversight Committee periodically conducts a large-scale trading review to adjust the broker roster by terminating poor performers and introducing new brokers. New brokers are selected based on responses to a comprehensive

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

questionnaire and are chosen largely for their thoughtful approach to trading and ability to incorporate transaction-cost analysis in their process. The Board noted that AJO does not engage in soft dollar transactions on behalf of the Fund. The Board concluded that it was satisfied with AJO's policies and procedures for broker selection and execution.

CONCLUSIONS

Based upon such information as it considered necessary to the exercise of its reasonable business judgment, and after deliberation and consideration of the information provided, including the factors summarized above, the Board concluded that the terms of the Advisory Agreement and each Sub-Advisory Agreement were fair and reasonable and in the best interests of the Corporation, the Funds and each Fund's shareholders and similar to those that could have been obtained through arm's length negotiations. The Board then approved the continuation of the Advisory Agreement and each Sub-Advisory Agreement.

M Fund, Inc.

SUPPLEMENTAL INFORMATION (Unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Corporation's Form N-Q will be available on the Corporation's website at www.mfin.com and on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the Corporation's proxy voting policies and procedures and the Corporation's proxy voting record for the most recent twelve-month period ending June 30 are available (1) without charge, upon request, by calling the Corporation toll-free at 1-888-736-2878; and (2) on Form N-PX on the SEC's website at www.sec.gov.

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited)

As an indirect shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only. As an indirect shareholder of a Fund, you do not incur any transactional costs, such as sales charges (loads), redemption fees or exchange fees. However, you do incur such transactional costs, as well as other fees and charges as an owner of a variable annuity contract or variable life insurance policy. If these transactional and other insurance company fees and charges were included, your costs would have been higher. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different variable annuities or variable life insurance policies.

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited) (Continued)

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During Period* (January 1, 2017 to June 30, 2017)
M International Equity Fund
Actual	$1,000.00	$1,161.70	0.88%	$4.72
Hypothetical (5% return before expenses)	1,000.00	1,020.40	0.88%	4.41
M Large Cap Growth Fund
Actual	1,000.00	1,223.00	0.73%	4.02
Hypothetical (5% return before expenses)	1,000.00	1,021.20	0.73%	3.66
M Capital Appreciation Fund
Actual	1,000.00	1,091.90	1.07%	5.55
Hypothetical (5% return before expenses)	1,000.00	1,019.50	1.07%	5.36
M Large Cap Value Fund
Actual	1,000.00	1,031.00	0.64%	3.22
Hypothetical (5% return before expenses)	1,000.00	1,021.60	0.64%	3.21

*  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)         A schedule of investments is contained in the Registrant’s semi annual report, which is attached to this report in response to Item 1.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (the “1934 Act”) as of the Evaluation Date.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)          Not applicable.

(a)(2)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 12(a)(2).

(a)(3)          Not applicable.

(b)                         Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a — 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 12(b).

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

By:	/s/ JoNell Hermanson
JoNell Hermanson
President/Principal Executive Officer

Date:	August 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JoNell Hermanson
JoNell Hermanson
President/Principal Executive Officer

Date:	August 30, 2017

By:	/s/ David Lees
David Lees
Treasurer/Principal Financial and Accounting Officer

Date:	August 30, 2017